NET (LOSS) INCOME PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net (loss) profit	$ (919,555)	$ 354,715	$ (4,782,977)	$ (3,187,774)
Less: Net loss attributable to non-controlling interest	0	0	(36)	0
Net loss attributable to Verde Resources Inc., shareholders	$ (919,555)	$ 354,715	$ (4,783,013)	$ (3,187,774)
Weighted average common shares outstanding (Basic)	1,259,653,672	1,219,578,036	1,237,480,587	1,185,900,492
Weighted average common shares outstanding (Diluted)	1,259,653,672	1,224,504,665	1,237,480,587	1,185,900,492
Basic	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
Diluted	(0.00)	0.00	(0.00)	(0.00)
Common Share [Member]
Basic	(0.00)	0.00	(0.00)	(0.00)
Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)